Off-balance sheet arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Off-balance sheet arrangements
Schedule of outstanding obligation for future lease and purchase commitments

On December 31, 2021, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)

Purchase commitments	€369,937	€212,065	€105,947	€46,426	€5,499